ASSETS HELD FOR SALE - (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Feb. 14, 2017	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Gain on sale of subsidiary		R$ 1,524,687
CELG - D
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of assets	R$ 1,065,266
Gain on sale of subsidiary	R$ 1,524,687